Loans and Allowance for Credit Losses - Disclosure of Allowance for Credit Losses (Detail) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Apr. 30, 2025	Apr. 30, 2024	Apr. 30, 2025	Apr. 30, 2024
Customers' liability under acceptances [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period		$ 43		$ 50
Provision for credit losses		8		1
Balance at end of period		51		51
Allowance for credit losses [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	$ 6,933	5,630	$ 6,352	5,348
Provision for credit losses	1,420	916	2,473	1,734
Net write-offs	(677)	(476)	(1,164)	(930)
Exchange rate changes/other	(195)	4	(180)	(78)
Balance at end of period	7,481	6,074	7,481	6,074
Allowance for credit losses [member] | Allowance for loan losses [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	6,600	5,299	6,037	5,004
Balance at end of period	7,125	5,715	7,125	5,715
Allowance for credit losses [member] | Other liabilities – Provisions [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	328	282	311	288
Balance at end of period	353	302	353	302
Allowance for credit losses [member] | Customers' liability under acceptances [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period		43		50
Balance at end of period		51		51
Allowance for credit losses [member] | Other components of equity [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	5	6	4	6
Balance at end of period	3	6	3	6
Retail [member] | Residential mortgages [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	636	542	572	481
Provision for credit losses	121	28	194	102
Net write-offs	(2)	(5)	(4)	(6)
Exchange rate changes/other	(25)	4	(32)	(8)
Balance at end of period	730	569	730	569
Retail [member] | Personal [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	1,534	1,287	1,482	1,228
Provision for credit losses	288	213	535	415
Net write-offs	(178)	(134)	(367)	(273)
Exchange rate changes/other	(11)	5	(17)	1
Balance at end of period	1,633	1,371	1,633	1,371
Retail [member] | Credit cards [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	1,264	1,101	1,233	1,069
Provision for credit losses	257	223	480	406
Net write-offs	(199)	(185)	(392)	(335)
Exchange rate changes/other	(2)		(1)	(1)
Balance at end of period	1,320	1,139	1,320	1,139
Retail [member] | Small business [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	289	212	272	194
Provision for credit losses	88	39	134	76
Net write-offs	(28)	(19)	(52)	(34)
Exchange rate changes/other	(6)	(2)	(11)	(6)
Balance at end of period	343	230	343	230
Wholesale [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	3,210	2,445	2,793	2,326
Provision for credit losses	666	405	1,130	734
Net write-offs	(270)	(133)	(349)	(282)
Exchange rate changes/other	(151)	(3)	(119)	(64)
Balance at end of period	$ 3,455	$ 2,714	$ 3,455	$ 2,714